UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

AMIDEX Funds, Inc.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road	Eagleville, PA 19403
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC
 4520 Main Street, Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code:  888.876.3566

Date of fiscal year end:   05/31/2014

Date of reporting period: 08/31/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Fair Value
ISRAEL – 52.22%

COMMON STOCK – 52.22%

Banks- 17.12%
Bank Hapoalim BM	152,528	$708,874
Bank Leumi Le-Israel BM *	170,616	561,135
First International Bank of Israel Ltd.	10,000	146,853
Israel Discount Bank Ltd. *	165,810	261,217
Mizrahi Tefahot Bank Ltd.	34,915	375,250
		2,053,329
Chemicals – 6.00%
Israel Chemicals Ltd.	103,335	719,090

Computers – 0.40%
LivePerson, Inc. *	5,000	48,215

Diversified Holdings – 6.86%
Delek Group Ltd.	1,564	436,208
Israel Corp. Ltd. *	908	385,887
		822,095
Food – 5.65%
Osem Investments Ltd.	19,084	392,926
Strauss Group Ltd.	17,900	284,320
		677,246
Insurance- 4.05%
Harel Insurance Investments & Financial Services Ltd.	4,200	223.494
Migdal Insurance & Financial Holdings Ltd.	177,216	262.303
		485,797

Oil & Gas – 3.02%
Oil Refineries Ltd. *	413,000	161.947
Paz Oil Co. Ltd. *	1,300	200.710
		362,657
Real Estate – 4.79%
Azrieli Group Ltd.	12,000	355,894
Gazit-Globe Ltd.	18,000	218,259
		574,153

The accompanying notes are an integral part of these schedule of investments.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Fair Value
ISRAEL – 52.22% (continued)

COMMON STOCK – 52.22% (continued)

Telecommunications – 4.33%
Bezeq Israeli Telecommunication Corp. Ltd.	317,390	$518,860

TOTAL COMMON STOCK – ISRAEL (Cost $4,536,757)		6,261,442

TOTAL ISRAEL (Cost $4,536,757)		6,261,442

UNITED STATES – 47.65%

COMMON STOCK – 47.06%

Aerospace & Defense – 2.89%
Elbit Systems Ltd.	7,698	346,102

Computers – 0.73%
Electronics for Imaging, Inc. *	3,000	87,840

Electric – 1.88%
Ormat Technologies, Inc.	9,000	225,630

Household Products & Wares – 1.04%
SodaStream International Ltd. *	2,000	124,980

Pharmaceuticals – 12.25%
Taro Pharmaceutical Industries Ltd. *	5,000	329,000
Teva Pharmaceutical Industries Ltd. - ADR	29,816	1,139,568
		1,468,568
Semiconductors – 1.65%
Mellanox Technologies Ltd. *	5,000	197,100

Software – 14.32%
Check Point Software Technologies Ltd. *	21,695	1,216,439
VeriFone Systems, Inc. *	14,000	277,480
Verint Systems, Inc. *	6,721	222,801
		1,716,720
Telecommunications – 10.60%
Amdocs Ltd.	19,803	729,939
Cellcom Israel Ltd.	18,500	199,060
NICE Systems Ltd. - ADR	9,000	342,000
		1,270,999
Wireless Telecommunication Services – 1.70%
Partner Communications Co., Ltd. - ADR	28,100	203,725

TOTAL COMMON STOCK – UNITED STATES (Cost $5,652,499)		5,641,664

 The accompanying notes are an integral part of these schedule of investments.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Fair Value
UNITED STATES – 47.65% (continued)

SHORT-TERM INVESTMENTS - 0.59%
Fidelity Institutional Money Market Fund, 0.01% ** (Cost $70,976)	70,976	$70,976
TOTAL UNITED STATES (Cost $5,723,475)		$5,712,640

TOTAL INVESTMENTS (Cost $10,260,232) – 99.87%		$11,974,082
OTHER ASSETS LESS LIABILITIES, NET – 0.13%		15,603
NET ASSETS - 100.00%		$11,989,685

*		Non-income producing security.
**		Rate shown represents the rate at August 31, 2013, is subject to change and resets daily.
ADR	-	American Depository Receipt.
BM	-	Beeravon Mugbal (Limited).

The accompanying notes are an integral part of these schedule of investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation— A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Fund values assets.  Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  If there are no sales that day, such securities will be valued at the last bid price, if available.  Other over-the-counter securities are valued at the last sale price, if published, or the last bid price, if available.  Lacking any sales on the principal exchange that day, the security is valued at the last reported bid, if available and would be categorized as level 2.  Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2.  Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1.  If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Fund's valuation policies is not reliable, the Fund values the assets at fair value using procedures established by the Board of Directors.  The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.  Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value.  If the event would materially affect the Fund's net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.  At August 31, 2013, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013 in valuing the Fund’s investments carried at fair value:

Security Classification (a)
Level 1
Common Stock - Israel (b)	$6,261,442
Common Stock – United States (b)	5,641,664
Short-Term Investments	70,976
Total Level 1	$11,974,082

Level 2	-

Level 3	-

Total Investments	$11,974,082

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

(a)
At August 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of August 31, 2013, from the valuation input levels used on May 31, 2013.

Tax Matters—For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at August 31, 2013 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$10,919,538	$3,591,137	$(2,536,593)	$1,054,544

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Fund.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	October 29, 2013

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Chief Accounting Officer
Date:	October 29, 2013